Condensed Consolidated Carve-out Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Capital stock, par value	$ 0	$ 0
Capital stock, shares authorized	100	100